Allowance for Credit Losses (Impaired Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loan loss allowances
Total troubled debt restructuring	$ 3,213	$ 3,253
Period of charge off for past due unsecured commercial loans	90 days
Domestic | Residential: first lien
Loan loss allowances
Total troubled debt restructuring	$ 1,642	2,254
Domestic | Residential Junior Lien
Loan loss allowances
Total troubled debt restructuring	714	105
Consumer | Domestic
Loan loss allowances
Total troubled debt restructuring	802	878
Foreign. | Foreign
Loan loss allowances
Total troubled debt restructuring	$ 55	$ 16